Voya US Stock Index Portfolio Investment Strategy - Class ADV I S S2 Shares [Member] - Voya US Stock Index Portfolio	Dec. 31, 2024
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments tied to the S&P 500® Index (the “Index”). For purposes of this 80% policy, investments tied to the Index include, without limitation, equity securities of companies included in the Index; convertible securities that are convertible into equity securities of companies included in the Index; derivatives whose economic returns are, by design, closely equivalent to the returns of the Index or its components; and exchange-traded funds (“ETFs”) that track the Index. The Portfolio may invest in other investment companies, including ETFs, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, and under the terms of applicable no-action relief or exemptive orders granted thereunder (the “1940 Act”). The Portfolio invests principally in common stock and employs a “passive management” approach designed to track the performance of the Index, which is designed as a gauge of the performance of the large-capitalization segment of the U.S. equity market, is composed of 500 constituent companies, and covers approximately 80% of available market capitalization. The Portfolio usually attempts to replicate the performance of the Index by investing all, or substantially all, of its assets in stocks that make up the Index. The replication method implies that the Portfolio holds each security found in its target index in approximately the same proportion as represented in the Index itself. In seeking to track the performance of the Index, the Portfolio may become “non-diversified,” as defined in the 1940 Act, as a result of a change in relative market capitalizations or index weightings of one or more components of the Index. As a result, whether at any time the Portfolio will be considered “diversified” or “non-diversified” will depend largely on the make-up of the Index at the time. The Portfolio may not always hold all of the same securities as the Index. The Portfolio may also invest in futures and other derivatives as a substitute for the sale or purchase of securities in the Index and to provide equity exposure to the Portfolio's cash position. Although the Portfolio attempts to closely track the performance of the Index, the Portfolio does not always perform exactly like the Index. Unlike the Index, the Portfolio has operating expenses and transaction costs and therefore has a performance disadvantage versus the Index. The sub-adviser (the “Sub-Adviser”) may sell securities for a variety of reasons, such as to rebalance and reconstitute its investments in connection with such changes in the Index, secure gains, limit losses, or redeploy assets into opportunities believed to be more promising. The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1∕3% of its total assets.
Strategy Portfolio Concentration [Text]	Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments tied to the S&P 500® Index (the “Index”).